Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		¥ 869,955	¥ 946,796
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	540,396	611,382
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	296,905	348,981
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	12,662	12,915
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	55,716	63,462
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	44,496	45,158
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	103,105	108,504
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	25	691
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	8,330	9,576
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	8,316	9,545
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	10,841	12,550
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	89,750	97,032
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	64,810	71,454
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	84,720	90,705
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	63,519	56,299
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	26,760	19,924
Nonaccrual [Member] | Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		43,518	46,044
Nonaccrual [Member] | MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		23,369	22,193
Nonaccrual [Member] | Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		¥ 11,868	¥ 7,136

[1]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[2]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2015 and September 30, 2015 are nonaccrual TDRs as follows: ¥46,044 million and ¥43,518 million-Card; ¥22,193 million and ¥23,369 million-MUAH; and ¥7,136 million and ¥11,868 million-Krungsri, respectively.